Investments in affiliates (Tables)	12 Months Ended
Mar. 31, 2012
Condensed Financial Statements of Affiliates, Balance Sheets

The condensed combined financial information of all affiliates is as follows.

	Millions of yen
	2011	2012
Balance sheet information
Current assets	¥1,164,247	¥1,245,671
Non-current assets	1,376,831	1,461,178
Current liabilities	1,035,196	1,141,486
Long-term liabilities	850,160	824,211
Equity	655,722	741,152

Redeemable preferred stock	1,533	1,233
Noncontrolling interests	30,280	27,905

The condensed combined financial information of affiliates that recorded “Net income attributable to shareholders’ of the affiliated companies,” which primarily includes Sumitomo Mitsui Card and PLDT, is as follows.

	Millions of yen
	2011	2012
Balance sheet information
Current assets	¥996,026	¥1,124,310
Non-current assets	725,890	877,558
Current liabilities	738,131	896,335
Long-term liabilities	530,089	496,179
Equity	453,696	609,354

Redeemable preferred stock	—	—
Noncontrolling interests	1,495	7,776

The condensed combined financial information of affiliates that recorded “Net loss attributable to shareholders’ of the affiliated companies,” which primarily includes TTSL, is as follows.

	Millions of yen
	2011	2012
Balance sheet information
Current assets	¥168,221	¥121,361
Non-current assets	650,941	583,620
Current liabilities	297,065	245,151
Long-term liabilities	320,071	328,032
Equity	202,026	131,798

Redeemable preferred stock	1,533	1,233
Noncontrolling interests	28,785	20,129

Condensed Financial Statements of Affiliates, Statements of Income

The condensed combined financial information of all affiliates is as follows.

	Millions of yen
	2011	2012
Operating information
Operating revenues	¥888,397	¥952,655
Operating income	107,133	90,451
Income (loss) from continuing operations	30,222	(5,365)
Net income (loss)	30,222	(5,365)
Net income attributable to shareholders’ of the affiliated companies	32,082	3,479

The condensed combined financial information of affiliates that recorded “Net income attributable to shareholders’ of the affiliated companies,” which primarily includes Sumitomo Mitsui Card and PLDT, is as follows.

	Millions of yen
	2011	2012
Operating information
Operating revenues	¥613,689	¥708,891
Operating income	162,143	141,617
Income from continuing operations	113,244	99,798
Net income	113,244	99,798
Net income attributable to shareholders’ of the affiliated companies	113,163	102,266

The condensed combined financial information of affiliates that recorded “Net loss attributable to shareholders’ of the affiliated companies,” which primarily includes TTSL, is as follows.

	Millions of yen
	2011	2012
Operating information
Operating revenues	¥274,708	¥243,764
Operating loss	(55,010)	(51,166)
Loss from continuing operations	(83,022)	(105,163)
Net loss	(83,022)	(105,163)
Net loss attributable to shareholders’ of the affiliated companies	(81,081)	(98,787)